Bank Loan	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Bank Loan

NOTE 8 – BANK LOAN

Bank loans consist of the following:

	As of December 31,
	2020	2019
PT Bank UOB Indonesia	$980,452	$1,105,741
Total	$980,452	$1,105,741

On November 14, 2016, GWN, a subsidiary of the Company, entered in an agreement and obtained a credit facility in the form of an overdraft loan with a principal amount not exceeding $1,900,000, an automatically renewable term of 1 year first due on November 14, 2017, and floating interest rate spread of 1% per annum above the interest rate earned by the collateral account in which the Company deposits a balance of $2 million for the purpose of pledging this loan. The pledge decreased to $1,000,000 since the facility decreased from $1,900,000 to $1,000,000 on March 2, 2020. The unpaid borrowings were extended to the next year.

The Company has booked interest expense on the loan of$10,891, $11,991 and $16,194 for the years ended December 31, 2020, 2019 and 2018, respectively. The interest expense is recorded in the other income (expenses), net on the consolidated statements of operations and comprehensive (loss) income, and unpaid interest is recorded in the consolidated balance sheets under accrued expenses.